Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Net operating loss carryforwards	$ 3,356,000	$ 1,414,000
Stock-based compensation	2,016,000	1,131,000
Deferred rent	9,000	11,000
Accrued compensation due to related party	0	60,000
Depreciation	1,000	2,000
Total deferred tax assets	5,382,000	2,618,000
Valuation allowance	(5,382,000)	(2,618,000)
Net deferred tax assets	$ 0	$ 0